Additional Information - Financial Statement Schedule I	12 Months Ended
Dec. 31, 2014
Additional Information - Financial Statement Schedule I
Additional Information - Financial Statement Schedule I

Schedule I

Additional Information — Financial Statement Schedule I

These financial statements have been prepared in conformity with Accounting Principles Generally Accepted in the United States

TRINA SOLAR LIMITED

NOTES TO SCHEDULE I

Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 4-08(e)(3) of Regulation S-X, which require condensed financial information as to financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented as the restricted net assets of Trina’s consolidated subsidiaries not available for distribution to Trina as of December 31, 2013 and 2014 of $741,993,388 and $926,953,793 , respectively, exceeded the 25% threshold. The condensed financial information has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries.

Guarantee

Trina Solar Limited (“TSL”) was the guarantor for several of its subsidiaries’ bank borrowings or facilities. The balance of the relevant bank borrowings amounted to $646 million as of December 31, 2014 (see Note 10).

TRINA SOLAR LIMITED AND SUBSIDIARIES

BALANCE SHEETS

(Amount in U.S. dollars)

	As of December 31,
	2013	2014
ASSETS
Current assets:
Cash and cash equivalents	2,548,419	3,166,158
Other current assets	19,548	3,870,069
Total current assets	2,567,967	7,036,227
Amount due from group companies	28,697,847	383,443,230
Investment in subsidiaries	796,178,499	870,074,042
Other non-current assets	209,574	7,024,961
TOTAL ASSETS	827,653,887	1,267,578,460

LIABILITIES AND EQUITY
Current liabilities:
Accrued expenses and other current liabilities	5,457,783	7,234,491
Total current liabilities	5,457,783	7,234,491

Convertible senior notes	—	287,500,000
Total liabilities	5,457,783	294,734,491

Equity:
Ordinary shares ($0.00001 par value; 73,000,000,000 shares authorized, 3,605,057,489 and 4,261,339,014 shares issued and outstanding as of December 31, 2013 and 2014, respectively)	36,050	42,613
Additional paid-in capital	663,387,912	752,384,179
Retained earnings	143,369,211	202,706,896
Accumulated other comprehensive income	15,402,931	17,710,281
Total equity	822,196,104	972,843,969
TOTAL LIABILITIES AND EQUITY	827,653,887	1,267,578,460

STATEMENTS OF OPERATIONS

(Amount in U.S. dollars)

	Year ended December 31,
	2012	2013	2014

Net sales	—	—	—

Operating expenses
Selling expenses	910,494	705,839	579,810
General and administrative expenses	6,885,314	6,734,756	7,562,085
Research and development expenses	302,249	331,032	316,555
Total operating expenses	8,098,057	7,771,627	8,458,450
Loss from operations	(8,098,057)	(7,771,627)	(8,458,450)

Interest expenses	(4,213,686)	(2,344,317)	(6,186,962)
Interest income	1,604,065	380,918	4,072,473
Equity in (loss) income of subsidiaries	(261,348,842)	(63,625,771)	71,588,194
Other (loss) income, net	5,501,128	1,334,862	(1,677,570)
Income (Loss) before income taxes	(266,555,392)	(72,025,935)	59,337,685
Income tax expense	—	—	—
Net (loss) income	(266,555,392)	(72,025,935)	59,337,685

STATEMENTS OF COMPREHENSIVE INCOME

(Amount in U.S. dollars)

	Year ended December 31,
	2012	2013	2014
Net (loss) income	(266,555,392)	(72,025,935)	59,337,685
Other comprehensive (loss) income
Foreign currency translation adjustments, net of nil tax	(2,984,550)	6,196,609	2,307,350
Comprehensive (loss) income	(269,539,942)	(65,829,326)	61,645,035

STATEMENTS OF CASH FLOWS

(Amount in U.S. dollars)

Operating activities:
Net (loss) income	(266,555,392)	(72,025,935)	59,337,685
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Equity in loss(earning) of subsidiaries	261,348,842	63,625,771	(71,588,194)
Gain on repurchase of convertible senior notes	(5,091,424)	(282,625)	—
Loss on change in fair value of investment in securities	—	—	—
Share-based compensation	5,999,427	5,667,846	4,399,729
Amortization of convertible senior notes issuance costs	—	—	1,131,147

Changes in operating assets and liabilities:
Other current assets	(6,605)	91	97
Accrued expenses and other current liabilities	(1,472,645)	(1,633,225)	1,776,708
Net cash used in operating activities	(5,777,797)	(4,648,077)	(4,942,828)

Investing activities:
Repayment of amounts due from group companies	7,395,837	83,833,829	—
Funds transferred to group companies	—	—	(354,745,383)
Net cash provided by (used in) investing activities	7,395,837	83,833,829	(354,745,383)

Financing activities:
Proceeds from issuance of ordinary shares pursuant to share option plan	—	922,556	1,408,184
Proceeds from issuance of convertible notes	—	—	287,500,000
Debt issuance costs	—	—	(8,704,466)
Payments for repurchase of convertible senior notes	(39,082,576)	(26,292,375)	—
Redemption of convertible senior notes	—	(57,007,000)	—
Proceeds from issuance of ordinary shares, net of issuance costs	—	—	132,413,810
Payment for call options in connection with convertible senior notes issuance	—	—	(52,311,578)
Net cash used in financing activities	(39,082,576)	(82,376,819)	360,305,950

Net change in cash and cash equivalents	(37,464,536)	(3,191,067)	617,739

Cash and cash equivalents at the beginning of the year	43,204,022	5,739,486	2,548,419
Cash and cash equivalents at the end of the year	5,739,486	2,548,419	3,166,158